FRANKLIN TEMPLETON

One Franklin Parkway

San Mateo, CA 99403-1906

May 3, 2019

Filed Via EDGAR (CIK #0000837274)

Securities and Exchange Commission

100 F Street, N.E

Washington, D.C. 20549

RE: Franklin Templeton Variable Insurance

      Products Trust

File Nos. 033-23493 and 811-05583

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 29, 2019.

Please direct any inquiries to Kevin Kirchoff at (650) 525-8050.

Sincerely,

/s/STEVEN J. GRAY

Steven J. Gray

Vice President and Co-Secretary

SJG/smk